Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Services	$ 949		$ 974		$ 3,926	$ 4,056	$ 4,024
License and resale fees	33		31		275	289	294
Total products and services	982		1,005		4,201	4,345	4,318
Reimbursed expenses	13		19		62	95	119
Total revenue	995		1,024		4,263	4,440	4,437
Costs and expenses:
Cost of sales and direct operating (excluding depreciation)	437		453		1,740	1,848	1,895
Sales, marketing and administration	242		253		1,039	1,108	1,057
Product development and maintenance	100		94		353	393	350
Depreciation and amortization	73	[1]	71	[1]	287	271	278
Amortization of acquisition-related intangible assets	87		101		385	435	448
Goodwill impairment charges					385	48	205
Total costs and expenses	939		972		4,189	4,103	4,233
Operating income (loss)	56		52		74	337	204
Interest income					1	3	2
Interest expense and amortization of deferred financing fees	(108)		(122)		(428)	(524)	(638)
Loss on extinguishment of debt	(5)		(15)		(82)	(3)	(58)
Other income (expense)	1		2				7
Income (loss) from continuing operations before income taxes	(56)		(83)		(435)	(187)	(483)
Benefit from (provision for) income taxes	9		7		38	118	69
Income (loss) from continuing operations	(47)		(76)		(397)	(69)	(414)
Income (loss) from discontinued operations, net of tax			311	[2]	331	(80)	(156)
Net income (loss)	(47)		235	[2]	(66)	(149)	(570)
Other Comprehensive income (loss):
Foreign currency translation					33	(26)	(41)
Less: foreign currency translation reclassified into income							109
Foreign currency translation, net	(46)		33		33	(26)	68
Unrealized gain (loss) on derivative instruments					(1)	(16)	(49)
Less: gain (loss) on derivatives reclassified into income					14	34	85
Less: income tax benefit (expense)					(3)	(9)	(12)
Net unrealized gain (loss) on derivative instruments, net of tax	2		3		10	9	24
Comprehensive income (loss)	$ (91)		$ 271		$ (23)	$ (166)	$ (478)

[1]	Includes amortization of capitalized software.
[2]	Includes a pre-tax gain on sale of HE of $563 million.